Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate		6.5250
Impairment charge		¥ 0	¥ 0	¥ 0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year		450,923,000	166,153,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations		1,401,222,000
Advertising expenses		2,100,263,000	474,904,000	138,028,000
Share-based compensation due to the completion of the IPO	¥ 18,400,000
Employee benefit expenses		¥ 88,794,000	¥ 92,273,000	¥ 61,618,000
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate		50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation		10.00%
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund appropriation		10.00%
Statutory surplus fund reached capital rate		50.00%